Goodwill (Details) - Schedule of fair value of the identifiable net assets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Gross carrying value of goodwill
Impairment	$ (3,849,207)	$ (1,994,986)
Net carrying value of goodwill
Goodwill net	80,294,407	81,770,963
Zhong Chuan Rui You [Member]
Gross carrying value of goodwill
Goodwill gross	7,239,936	7,239,936
Impairment	(3,619,968)	(3,619,968)
Net carrying value of goodwill
Goodwill net	3,619,968	3,619,968
Superengine [Member]
Gross carrying value of goodwill
Goodwill gross	4,488,664	4,488,664
Impairment
Net carrying value of goodwill
Goodwill net	4,488,664	4,488,664
Bobtrain [Member]
Gross carrying value of goodwill
Goodwill gross	3,849,207	3,849,207
Net carrying value of goodwill
Goodwill net		1,854,221
Saleya [Member]
Gross carrying value of goodwill
Goodwill gross	71,808,110	71,808,110
Impairment
Net carrying value of goodwill
Goodwill net	71,808,110	71,808,110
PICO [Member]
Gross carrying value of goodwill
Goodwill gross	377,665
Net carrying value of goodwill
Goodwill net	$ 377,665